STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The following table presents the weighted-average assumptions used in the valuations:

	Grant date	Grant date	Grant date
	March 12, 2019	March 8, 2018	March 2, 2017
Dividend yields	1.31%	1.00%	1.01%
Expected historical volatility	36.64%	40.41%	42.78%
Risk free interest rate	2.40%	2.38%	1.55%
Expected life (in years)	3	3	3
Grant date fair value per share	$38.77	$41.57	$36.48

Schedule of Share-based Compensation Restricted Stock Awards Activity
The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	2,976,227	$34.32
Granted	1,137,983	$33.84
Vested	(1,432,294)	$30.82
Canceled, expired or other	(239,656)	$32.76
Nonvested at December 31, 2019	2,442,260	$35.53

Schedule of Accumulated Other Comprehensive Income (Loss)

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2017	$(615.3)	$(2.4)	$0.6	$(162.3)	$(779.4)
Current year change	470.6	4.5	3.7	61.1	539.9
Balance at December 31, 2017	(144.7)	2.1	4.3	(101.2)	(239.5)
Current year change	(80.9)	(6.5)	(3.5)	45.6	(45.3)
Balance at December 31, 2018	(225.6)	(4.4)	0.8	(55.6)	(284.8)
Current year change	17.4	3.6	1.8	4.5	27.3
Balance at December 31, 2019	$(208.2)	$(0.8)	$2.6	$(51.1)	$(257.5)
Changes in Accumulated Other Comprehensive Income (Loss)
The table below presents changes in AOCI by component for the year ended December 31, 2019 and 2018. All amounts are net of tax (in millions).

	Year ended December 31, 2019					Year ended December 31, 2018
	CTA (1)	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj. (2)	Total	CTA	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj. (3)	Total
Beginning balance	$(225.6)	$(4.4)	$0.8	$(55.6)	$(284.8)	$(144.7)	$2.1	$4.3	$(101.2)	$(239.5)
Other comprehensive income (loss) before reclassifications	(8.7)	(2.6)	1.8	(10.0)	(19.5)	(80.2)	(7.4)	(0.9)	(2.8)	(91.3)
Amounts reclassified from AOCI	26.1	6.2	—	14.5	46.8	(0.7)	0.9	—	48.4	48.6
Net other comprehensive income (loss)	17.4	3.6	1.8	4.5	27.3	(80.9)	(6.5)	(0.9)	45.6	(42.7)
Other (4)	—	—	—	—	—	—	—	(2.6)	—	(2.6)
Ending balance	$(208.2)	$(0.8)	$2.6	$(51.1)	$(257.5)	$(225.6)	$(4.4)	$0.8	$(55.6)	$(284.8)

(1) Reclassifications relate to $26.1 million of losses (net of $2.8 million of tax benefits) reclassified from AOCI to Gain (loss) on disposition of discontinued operations - net of tax in connection with the sale of Demag.
(2) Reclassifications primarily relate to $12.6 million of losses (net of $5.3 million of tax benefits) reclassified from AOCI to Gain (loss) on disposition of discontinued operations - net of tax in connection with the sale of Demag.
(3) Reclassifications primarily relate to $42.6 million of losses (net of $24.4 million of tax benefits) reclassified from AOCI to Other income (expense) - net in connection with the settlement of U.S. defined benefit pension obligations.
(4) Other relates to amounts reclassified from AOCI to Retained Earnings in connection with the adoption of ASU 2016-01 and 2016-